Intangible Assets - Intellectual Property (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Impairment loss	$ 10,000
Intangible assets	152,854		162,854	162,854
Other current liabilities	37,500		37,500
Other long term liabilities	18,750		28,125
Consulting expense associated with the Series A Warrant amounted	0	126,833	237,971	311,173
Research and development costs associated with the Series A Warrant amounted	0	0	0	537,215
Dr Gerlach [Member]
Other current liabilities	50,000
Other long term liabilities	$ 150,000